7. Income Taxes (Details - Reconciliation of Tax Rate) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation
Federal tax provision (benefit), at statutory rate of 34%	$ 170,323	$ (556,588)
State tax, net of federal tax benefit	528	528
Nondeductible expenses	48,245	28,034
R&D Credits	(140,829)	(24,057)
Uncertain tax position	1,360	7,389
Foreign rate difference	(82,162)	(20,435)
Other	(85,737)	36,113
Provision (benefit) for income taxes	$ (88,272)	$ (529,016)